Intangible Assets, Net	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Intangible Assets, Net

Note 9 – Intangible assets, net

Intangible assets consisted of the following:

	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
	(Unaudited)
Customer relationships	$627,397	$646,246	$659,229
Less: Accumulated amortization	(403,398)	(356,284)	(197,940)
Total intangible assets, net	$223,999	$289,962	$461,289

Amortization expense for the six months ended June 30, 2022 and 2021 amounted to 58,529 (Unaudited) and $82,101 (Unaudited), respectively. Amortization expense for the years ended December 31, 2021 and 2020 amounted to $162,825 and $189,853, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending as of June 30, 2022 (Unaudited):

Amortization
expenses
Twelve months ending June 30, 2023	$97,533
Twelve months ending June 30, 2024	65,764
Twelve months ending June 30, 2025	39,884
Twelve months ending June 30, 2026	17,482
Twelve months ending June 30, 2027	3,336
Total	$223,999

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Note 8 – Intangible assets, net

Intangible assets consisted of the following:

	As of September 30, 2022	As of December 31, 2021
	(Unaudited)
Customer relationships	$607,166	$646,246
Less: Accumulated amortization	(418,216)	(356,284)
Total intangible assets, net	$188,950	$289,962

Amortization expense for the nine months ended September 30, 2022 and 2021 amounted to $87,107 (Unaudited) and $122,538 (Unaudited), respectively.

The following table sets forth the Company’s amortization expense for the next five years ending as of September 30, 2022 (Unaudited):

Amortization
expenses
Twelve months ending September 30, 2023	$85,929
Twelve months ending September 30, 2024	56,730
Twelve months ending September 30, 2025	32,989
Twelve months ending September 30, 2026	13,302
Total	$188,950